STOCKHOLDERS' EQUITY Capital Stock Information (Details 1) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Feb. 16, 2017	Feb. 17, 2015	Dec. 31, 2013
Common stock, shares issued (in shares)		129.6	128.8
Common Stock, unissued shares (in shares)		170.4
Shares of common stock in treasury (in shares)		24.6	21.1
Value of treasury stock on an average cost basis (in dollars)		$ (935.1)	$ (852.2)
Number of common shares held in rabbi trust (in shares)		0.9	0.8
Preferred stock, shares authorized (in shares)		50.0
Preferred stock, par value per share (in dollars per share)		$ 0.01
Preferred stock, shares outstanding (in shares)		0.0	0.0
Stock Repurchase Program, Authorized Amount						$ 200.0
Treasury Stock, Shares, Acquired		3.5	1.9
Treasury Stock, Value, Acquired, Cost Method		$ 84.3	$ 52.6	$ 172.9
Common Stock, Dividends, Per Share, Cash Paid		$ 0.07	$ 0.06
Common Stock
Common stock, shares outstanding (in shares)		105.0	107.7	105.4			109.9
Shares of common stock in treasury (in shares)		24.6
Treasury Stock, Shares, Acquired		3.6	2.0	5.4
Treasury Stock, Value, Acquired, Cost Method		$ 0.0	$ 0.0	$ 0.0
Stock Options and Restricted Stock
Common Stock reserved for contingently issuable shares (in shares)		3.5
All Company Stock Plans
Number of common shares held in rabbi trust (in shares)		0.9
Value of common shares held in rabbi trust (in dollars)		$ 19.7
Subsequent Event
Stock Repurchase Program, Authorized Amount					$ 350.0
Common Stock, Dividends, Per Share, Declared	$ 0.08